Retirement-Related Benefits - Investment Strategy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Equity securities
Investment Policies And Strategies
Target allocation (as a percent)	10.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Fixed-income securities
Investment Policies And Strategies
Target allocation (as a percent)	82.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Real Estate.
Investment Policies And Strategies
Target allocation (as a percent)	3.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Other investments
Investment Policies And Strategies
Target allocation (as a percent)	4.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Private equities and private real estate investments
Investment Policies And Strategies
Fair Value of plan assets	$ 4,049
Commitments for future investments in private markets	$ 1,066
Non-U.S. | Maximum
Investment Policies And Strategies
Percentage of board members, elected by employees and retirees for managing investments (as a percent)	50.00%
Non-U.S. | Equity securities
Investment Policies And Strategies
Target allocation (as a percent)	16.00%
Non-U.S. | Fixed-income securities
Investment Policies And Strategies
Target allocation (as a percent)	71.00%
Non-U.S. | Real Estate.
Investment Policies And Strategies
Target allocation (as a percent)	3.00%
Non-U.S. | Other investments
Investment Policies And Strategies
Target allocation (as a percent)	10.00%
Pension Plans | U.S.
Investment Policies And Strategies
Fair Value of plan assets	$ 51,852	$ 54,386	$ 51,784
Pension Plans | Non-U.S.
Investment Policies And Strategies
Fair Value of plan assets	$ 39,979	$ 42,308	$ 38,891